Nature of the Business and Basis of Presentation - Additional Information (Details) $ in Thousands				12 Months Ended
	Aug. 15, 2024	Nov. 02, 2023 Employee	Oct. 29, 2023 Employee	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporated month and year				2010-10
Entity incorporation, state or country code	DE
Reduction in workforce, percentage			41.00%
Number of positions eliminated | Employee		160	160
Accumulated deficit				$ (978,235)	$ (864,511)
Cash and cash equivalents				127,965	163,030
Net Income (Loss)				(113,724)	(250,157)
Net operating cash outflows				$ (117,354)	$ (228,816)